Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Research and development expense	$ 2,517	$ 8,881	$ 7,694
General and administrative expense	2,959	5,900	6,953
Related Party [Member]
Related Party Transaction [Line Items]
Research and development expense	0	318	312
General and administrative expense	$ 79	$ 207	$ 196